Touchstone Ultra Short Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Touchstone Ultra Short Income ETF | Touchstone Ultra Short Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.09%	6.50%	6.47%